Summary of Significant Accounting Policies - Additional Information (Detail)	1 Months Ended	12 Months Ended
	Oct. 31, 2008	Dec. 31, 2015 USD ($) Branch	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)
Accounting Policies [Line Items]
Maturity period of federal funds		3 months
Average prepayment speed period of securities to amortize premiums and accretes discount		3 months
Servicing portfolio of real estate loan		$ 22,800,000
Accrued interest receivable maximum recovery period		90 days
Number of branch offices involved in origination of loans and collection of deposits | Branch		18
Hedging gains or losses, fair value		$ 0	$ 0	$ 0
Maturity period of cash and cash equivalents		90 days
Interest rate to be received under swap agreement		Three-month London Interbank Lending Rate (Libor) plus 3.10%
Percentage above LIBOR	3.10%	3.10%
Cash available for dividend		$ 2,100,000
Treasury note redemption period		10 years
Core Deposits [Member]
Accounting Policies [Line Items]
Intangible assets useful lives		9 years